UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.1%
U.S. Government Agencies — 23.6%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	0.220%	9/3/21	$105,000,000	$104,999,364	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.187%	9/13/21	45,000,000	45,000,000	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.050%)	0.130%	9/15/21	50,000,000	49,999,951	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.100%)	0.188%	10/22/21	150,000,000	150,000,268	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.130%)	0.220%	11/5/21	50,000,000	50,014,539	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.179%	11/18/21	25,000,000	25,006,518	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	0.205%	12/10/21	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	0.130%	3/10/22	37,000,000	37,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.100%)	0.150%	3/15/22	87,000,000	86,995,256	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.095%)	0.155%	4/20/22	110,000,000	109,996,465	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.040%)	0.090%	7/8/22	100,000,000	99,995,700	(a)
Federal Farm Credit Bank (FFCB)	0.200%	7/13/22	15,300,000	15,315,690
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	0.135%	10/7/22	70,000,000	70,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	0.110%	10/31/22	100,000,000	99,999,999	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.055%)	0.135%	11/16/22	25,000,000	24,998,471	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.055%)	0.105%	12/13/22	74,075,000	74,074,038	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	0.110%	1/13/23	69,400,000	69,400,392	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.170%)	0.080%	1/27/23	300,000,000	299,957,313	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.013%)	0.063%	1/30/23	25,000,000	24,995,526	(a)

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	15

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.100%	1/31/23	$150,000,000	$150,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.165%)	0.085%	3/22/23	100,000,000	99,992,101	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.030%)	0.080%	4/6/23	25,000,000	24,997,978	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.035%)	0.085%	4/21/23	47,000,000	47,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.023%)	0.068%	5/1/23	125,000,000	124,995,141	(a)(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.035%)	0.085%	5/19/23	35,000,000	35,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.025%)	0.070%	7/13/23	75,000,000	74,992,901	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.095%	9/17/21	8,000,000	7,999,644	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.127%	9/28/21	30,000,000	29,997,075	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.098%	9/30/21	10,000,000	9,999,194	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.109%	10/20/21	50,000,000	49,992,514	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.099%	10/21/21	4,000,000	3,999,444	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	10/25/21	5,000,000	4,999,175	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.065%	12/28/21	40,000,000	39,991,478	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	1/7/22	10,000,000	9,998,222	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	1/19/22	40,000,000	39,987,556	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	1/28/22	35,000,000	34,988,411	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.071%	7/6/22	25,000,000	24,985,028	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.076%	7/15/22	32,000,000	31,978,867	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.076%	7/19/22	81,500,000	81,445,497	(c)

See Notes to Financial Statements.

16	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.005%)	0.055%	10/8/21	$240,000,000	$240,000,000	(a)
Federal Home Loan Bank (FHLB)	3.000%	10/12/21	20,570,000	20,636,824
Federal Home Loan Bank (FHLB) (SOFR + 0.005%)	0.055%	12/20/21	360,000,000	360,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.010%)	0.060%	1/13/22	70,000,000	70,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.055%)	0.105%	5/13/22	200,000,000	200,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	0.135%	5/20/22	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	0.140%	7/29/22	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.160%)	0.210%	4/20/22	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.190%)	0.240%	5/11/22	250,000,000	250,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.100%)	0.150%	8/19/22	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.310%)	0.360%	10/25/21	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	0.150%	12/3/21	118,100,000	118,069,410	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.120%)	0.170%	7/29/22	42,000,000	42,000,000	(a)
Total U.S. Government Agencies				4,365,795,950
U.S. Treasury Bills — 13.9%
U.S. Cash Management Bill	0.064%	10/15/21	150,000,000	149,988,083	(c)
U.S. Cash Management Bill	0.060%	11/1/21	150,000,000	149,984,750	(c)
U.S. Cash Management Bill	0.050%	12/28/21	100,000,000	99,983,611	(c)
U.S. Treasury Bills	0.054%	9/9/21	300,000,000	299,996,000	(c)
U.S. Treasury Bills	0.049%	9/30/21	150,000,000	149,993,958	(c)
U.S. Treasury Bills	0.055%	10/19/21	110,000,000	109,991,933	(c)
U.S. Treasury Bills	0.050%	10/21/21	100,000,000	99,993,055	(c)
U.S. Treasury Bills	0.060%	10/26/21	150,000,000	149,986,251	(c)
U.S. Treasury Bills	0.050%	10/28/21	200,000,000	199,984,167	(c)
U.S. Treasury Bills	0.050%	11/4/21	100,000,000	99,991,111	(c)
U.S. Treasury Bills	0.051%	11/12/21	200,000,000	199,979,700	(c)
U.S. Treasury Bills	0.070%	11/18/21	125,000,000	124,981,042	(c)
U.S. Treasury Bills	0.110%	12/2/21	80,000,000	79,977,511	(c)

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	17

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	0.055%	12/23/21	$100,000,000	$99,982,736	(c)
U.S. Treasury Bills	0.071%	12/30/21	350,000,000	349,917,499	(c)
U.S. Treasury Bills	0.076%	7/14/22	100,000,000	99,934,167	(c)
U.S. Treasury Bills	0.081%	8/11/22	110,000,000	109,915,911	(c)
Total U.S. Treasury Bills				2,574,581,485
U.S. Treasury Notes — 13.3%
U.S. Treasury Notes	2.125%	9/30/21	100,000,000	100,160,243
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	0.345%	10/31/21	75,000,000	75,034,993	(a)
U.S. Treasury Notes	1.250%	10/31/21	81,000,000	81,153,301
U.S. Treasury Notes	1.500%	10/31/21	65,000,000	65,148,000
U.S. Treasury Notes	2.000%	10/31/21	77,024,000	77,262,250
U.S. Treasury Notes	1.750%	11/30/21	325,000,000	326,312,771
U.S. Treasury Notes	2.500%	1/15/22	100,000,000	100,900,834
U.S. Treasury Notes	1.375%	1/31/22	200,000,000	201,080,944
U.S. Treasury Notes	1.750%	3/31/22	50,000,000	50,488,300
U.S. Treasury Notes	0.125%	4/30/22	100,000,000	100,028,844
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.159%	4/30/22	422,000,000	422,184,205	(a)
U.S. Treasury Notes	1.750%	5/15/22	120,000,000	121,417,254
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.100%	7/31/22	50,000,000	50,010,389	(a)
U.S. Treasury Notes	0.125%	7/31/22	47,500,000	47,516,182
U.S. Treasury Notes	1.500%	8/15/22	250,000,000	253,376,517
U.S. Treasury Notes	0.125%	8/31/22	60,000,000	60,025,999
U.S. Treasury Notes	1.500%	9/15/22	50,000,000	50,733,289
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.100%	10/31/22	100,000,000	99,994,114	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.079%	4/30/23	170,480,000	170,493,984	(a)
Total U.S. Treasury Notes				2,453,322,413
Repurchase Agreements — 48.3%
Bank of America N.A. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $100,000,139; (Fully collateralized by various U.S. government obligations, 0.500% to 1.125% due 2/28/25 to 5/31/27; Market value — $102,000,024)	0.050%	9/1/21	100,000,000	100,000,000

See Notes to Financial Statements.

18	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of America N.A. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $200,000,278; (Fully collateralized by U.S. government obligations, 1.125% due 2/15/31; Market value — $204,000,071)	0.050%	9/1/21	$200,000,000	$200,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $83,000,092; (Fully collateralized by U.S. government obligations, 1.625% due 2/15/26; Market value — $84,660,016)	0.040%	9/1/21	83,000,000	83,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $400,000,556; (Fully collateralized by various U.S. government obligations, 0.300% to 0.580% due 2/20/49 to 7/20/51; Market value — $420,000,000)	0.050%	9/1/21	400,000,000	400,000,000
BNP Paribas tri-party repurchase agreement dated 6/17/21; Proceeds at Maturity — $300,046,083; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 11/30/21 to 8/1/51; Market value — $306,000,000)	0.070%	11/18/21	300,000,000	300,000,000
BNP Paribas tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $150,000,208; (Fully collateralized by various U.S. government obligations, 0.000% to 6.250% due 10/7/21 to 3/1/52; Market value — $153,000,000)	0.050%	9/1/21	150,000,000	150,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 7/29/21; Proceeds at Maturity — $550,123,521; (Fully collateralized by various U.S. government obligations, 2.000% to 4.567% due 11/1/29 to 5/20/69; Market value — $561,029,141)	0.055%	1/25/22	550,000,000	550,000,000

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	19

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $20,000,028; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 10/31/22 to 11/15/50; Market value — $20,400,078)	0.050%	9/1/21	$20,000,000	$20,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $800,001,111; (Fully collateralized by various U.S. government obligations, 1.250% to 1.500% due 8/15/26 to 6/30/28; Market value — $816,000,078)	0.050%	9/1/21	800,000,000	800,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $2,900,004,028; (Fully collateralized by various U.S. government obligations, 0.250% to 2.625% due 8/15/22 to 5/15/24; Market value — $2,900,004,029)	0.050%	9/1/21	2,900,000,000	2,900,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $500,000,417; (Fully collateralized by various U.S. government obligations, 1.000% to 1.125% due 7/31/28 to 8/31/28; Market value — $510,000,029)	0.030%	9/1/21	500,000,000	500,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $274,628,229; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/22; Market value — $280,120,586)	0.030%	9/1/21	274,628,000	274,628,000
HSBC Bank USA tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $100,000,139; (Fully collateralized by various U.S. government obligations, 0.000% to 0.750% due 11/15/21 to 11/15/41; Market value — $102,000,145)	0.050%	9/1/21	100,000,000	100,000,000

See Notes to Financial Statements.

20	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 6/18/21; Proceeds at Maturity — $200,008,167; (Fully collateralized by various U.S. government obligations, 1.500% to 5.500% due 6/1/27 to 5/1/58; Market value — $204,000,000)	0.070%	9/21/21	$200,000,000	$200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/27/21; Proceeds at Maturity — $200,008,250; (Fully collateralized by various U.S. government obligations, 0.000% to 2.875% due 10/7/21 to 5/15/46; Market value — $204,000,003)	0.055%	9/27/21	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $250,000,347; (Fully collateralized by various U.S. government obligations, 1.500% to 5.500% due 6/1/27 to 10/15/60; Market value — $255,000,001)	0.050%	9/1/21	250,000,000	250,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $170,000,236; (Fully collateralized by various U.S. government obligations, 0.000% to 6.250% due 12/2/21 to 2/15/50; Market value — $173,400,033)	0.050%	9/1/21	170,000,000	170,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $46,800,065; (Fully collateralized by various U.S. government obligations, 2.000% to 6.000% due 11/1/29 to 8/1/51; Market value — $47,736,000)	0.050%	9/1/21	46,800,000	46,800,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $3,824,005; (Fully collateralized by U.S. government obligations, 1.375% due 6/30/23; Market value — $3,900,498)	0.050%	9/1/21	3,824,000	3,824,000

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	21

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $300,000,417; (Fully collateralized by various U.S. government obligations, 1.921% to 7.500% due 1/1/26 to 8/1/58; Market value — $306,000,425)	0.050%	9/1/21	$300,000,000	$300,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $100,000,139; (Fully collateralized by various U.S. government obligations, 1.920% to 5.000% due 8/1/31 to 7/1/51; Market value — $102,000,000)	0.050%	9/1/21	100,000,000	100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $200,000,278; (Fully collateralized by various U.S. government obligations, 0.000% to 3.000% due 5/15/24 to 8/15/48; Market value — $204,000,00)	0.050%	9/1/21	200,000,000	200,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $400,000,556; (Fully collateralized by various U.S. government obligations, 2.000% to 4.500% due 7/1/36 to 10/15/62; Market value — $408,000,567)	0.050%	9/1/21	400,000,000	400,000,000

See Notes to Financial Statements.

22	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Societe Generale NY tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $550,000,764; (Fully collateralized by various U.S. government obligations, 0.000% to 8.000% due 9/9/21 to 2/1/57; Market value — $561,000,000)	0.050%	9/1/21	$550,000,000	$550,000,000
TD Securities LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $120,000,167; (Fully collateralized by various U.S. government obligations, 2.500% to 8.500% due 12/15/24 to 6/20/51; Market value — $122,400,000)	0.050%	9/1/21	120,000,000	120,000,000
Total Repurchase Agreements				8,918,252,000
Total Investments — 99.1% (Cost — $18,311,951,848#)				18,311,951,848
Other Assets in Excess of Liabilities — 0.9%				172,249,954
Total Net Assets — 100.0%				$18,484,201,802

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	23

Statement of assets and liabilities

August 31, 2021

Assets:
Investments, at value	$9,393,699,848
Repurchase agreements, at value	8,918,252,000
Cash	290,734,212
Interest receivable	6,709,442
Total Assets	18,609,395,502

Liabilities:
Payable for securities purchased	124,995,141
Trustees’ fees payable	63,838
Accrued expenses	134,721
Total Liabilities	125,193,700
Total Net Assets	$18,484,201,802

Represented by:
Paid-in capital	$18,484,201,802

See Notes to Financial Statements.

24	Government Portfolio 2021 Annual Report

Statement of operations

For the Year Ended August 31, 2021

Investment Income:
Interest	$20,004,018

Expenses:
Investment management fee (Note 2)	19,051,593
Trustees’ fees	330,944
Fund accounting fees	259,123
Legal fees	194,918
Custody fees	157,479
Interest expense	116,767
Audit and tax fees	35,739
Miscellaneous expenses	91,642
Total Expenses	20,238,205
Less: Fee waivers and/or expense reimbursements (Note 2)	(19,051,593)
Net Expenses	1,186,612
Net Investment Income	18,817,406
Net Realized Gain on Investments	11,570
Increase in Net Assets From Operations	$18,828,976

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	25

Statements of changes in net assets

For the Years Ended August 31,	2021	2020

Operations:
Net investment income	$18,817,406	$161,030,599
Net realized gain (loss)	11,570	(526,590)
Increase in Net Assets From Operations	18,828,976	160,504,009

Capital Transactions:
Proceeds from contributions	209,893,380,354	150,194,537,795
Value of withdrawals	(210,553,389,709)	(143,734,413,662)
Increase (Decrease) in Net Assets From Capital Transactions	(660,009,355)	6,460,124,133
Increase (Decrease) in Net Assets	(641,180,379)	6,620,628,142

Net Assets:
Beginning of year	19,125,382,181	12,504,754,039
End of year	$18,484,201,802	$19,125,382,181

See Notes to Financial Statements.

26	Government Portfolio 2021 Annual Report

Financial highlights

For the years ended August 31:
	2021	2020	2019	2018	2017

Net assets, end of year (millions)	$18,484	$19,125	$12,505	$16,449	$20,280
Total return[1]	0.10%	1.08%	2.35%	1.50%	0.68%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.10	0.95	2.32	1.46	0.67

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	27

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Government Portfolio 2021 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$18,311,951,848	—	$18,311,951,848

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the

Government Portfolio 2021 Annual Report	29

Notes to financial statements (cont’d)

investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its

30	Government Portfolio 2021 Annual Report

services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $19,051,593.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2021, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

Government Portfolio 2021 Annual Report	31

Notes to financial statements (cont’d)

***

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

32	Government Portfolio 2021 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the four years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 18, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Government Portfolio 2021 Annual Report	33

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Government Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling the Portfolio at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)

Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	None

34	Government Portfolio

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

Government Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

36	Government Portfolio

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 133 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	131
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Government Portfolio	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

38	Government Portfolio

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

Government Portfolio	39

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Portfolio, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

40	Government Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “Audit Committee’s financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2020 and August 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $166,585 in August 31, 2020 and $125,406 in August 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2020 and $0 in August 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2020 and $0 in August 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an

“Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2020 and August 31, 2021; Tax Fees were 100% and 100% for August 31, 2020 and August 31, 2021; and Other Fees were 100% and 100% for August 31, 2020 and August 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $457,301 in August 31, 2020 and $773,011 in August 31, 2021.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved

(not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

(b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust
By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 22, 2021